Summary of Significant Accounting Policies - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net
Impairment of any long-lived assets	¥ 0	¥ 0	¥ 0
Computer and office equipment
Property and Equipment, Net
Estimated useful life	3 years